Derivative warrant liabilities - Assumptions used to estimate fair value of derivative warrant liability (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) year $ / shares	Dec. 31, 2017 USD ($) year $ / shares
Disclosure of classes of share capital [line items]
Annualized volatility	55.00%	74.00%
Risk-free interest rate	2.04%	1.31%
Life of warrants in years	4	6.6
Expected dividend as percentage, warrants options granted	0.00%	0.00%
February 14, 2014 Warrants | Warrants
Disclosure of classes of share capital [line items]
Annualized volatility	45.00%	48.00%
Risk-free interest rate	2.56%	1.76%
Life of warrants in years | year	0.12	1.12
Expected dividend as percentage, warrants options granted	0.00%	0.00%
Market price (in dollars per share) | $	$ 6.82	$ 4.53
Fair value per Warrant (in dollars per share) | $ / shares	$ 3.61	$ 1.64
Bought Deal Public Offering | Warrants
Disclosure of classes of share capital [line items]
Annualized volatility	55.00%	55.00%
Risk-free interest rate	2.45%	2.08%
Life of warrants in years | year	2.99	3.99
Expected dividend as percentage, warrants options granted	0.00%	0.00%
Market price (in dollars per share) | $	$ 6.82	$ 4.53
Fair value per Warrant (in dollars per share) | $ / shares	$ 4.39	$ 2.54